Accrued Liabilities (Details) - Accrued Liabilities - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Line Items]
Purchase price due to seller, Stat Medical		$ 268	$ 0
Accrued management fees		218	173
Personnel-related		344	122
Professional fees		146	180
Accrued other		899	323
Total	$ 2,411	$ 1,875	$ 798